SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and other intangible assets:
Estimated useful life	9 years
Accounting for stock-based compensation:
Excess tax benefit from equity-based compensation	$ 189,000	$ 40,000	$ 0
Derivatives and hedging:
Net losses recognized in financial income, net	21,000	53,000	(70,000)
Basic and diluted net income (loss) per share:
Weighted average number of anti-dilutive options excluded from the computation of earnings per share	2,059,416	2,718,673	2,784,252
Severance pay:
Severance pay expense	423,000	730,000	296,000
Forward Contracts [Member]
Derivatives and hedging:
Notional amount	0	1,800,000
Cylinder Contracts [Member]
Derivatives and hedging:
Notional amount	$ 0	$ 1,800,000